O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.04%
	Aerospace & Defense - 4.69%
25,723	L3Harris Technologies, Inc.	$5,974,424
13,223	Northrop Grumman Corp.	5,810,185
		11,784,609
	Biotechnology - 2.02%
17,682	Amgen, Inc.	4,123,266
4,625	Biogen, Inc.*	959,410
		5,082,676
	Building Products - 2.45%
63,062	Johnson Controls International PLC#	3,775,522
45,020	Masco Corp.	2,372,104
		6,147,626
	Capital Markets - 3.64%
34,386	Ameriprise Financial, Inc.	9,129,139

	Chemicals - 3.17%
40,468	Celanese Corp.	5,946,368
19,712	Eastman Chemical Co.	2,023,831
		7,970,199
	Commercial Banks - 9.92%
125,551	Bank of America Corp.	4,479,660
7,488	Bank of New York Mellon Corp.	314,945
166,624	Citigroup, Inc.	8,032,943
39,132	Comerica, Inc.	3,204,911
306,875	KeyCorp	5,925,756
67,849	Wells Fargo & Co.	2,960,252
		24,918,467
	Consumer Finance - 2.08%
28,652	Ally Financial, Inc.	1,144,934
5,041	Capital One Financial Corp.	628,209
94,039	Synchrony Financial	3,461,576
		5,234,719
	Containers & Packaging - 1.90%
402,588	Amcor PLC#	4,774,694

	Diversified Financial Services - 0.82%
71,099	Equitable Holdings, Inc.	2,049,784

	Diversified Telecommunication Services - 4.04%
195,327	AT&T, Inc.	3,683,867
642,490	Lumen Technologies, Inc.	6,463,449
		10,147,316
	Food & Staples Retailing - 2.76%
120,051	Kroger Co.	6,477,952
10,828	Walgreens Boots Alliance, Inc.	459,107
		6,937,059
	Food Products - 2.56%
38,336	Conagra Brands, Inc.	1,339,076
37,153	JM Smucker Co.	5,087,360
		6,426,436
	Health Care Providers & Services - 8.30%
77,980	Cardinal Health, Inc.	4,526,739
5,387	Cigna Corp.	1,329,404
15,589	HCA Healthcare, Inc.	3,344,620
7,992	McKesson Corp.	2,474,403
68,544	Quest Diagnostics, Inc.	9,173,929
		20,849,095
	Hotels, Restaurants & Leisure - 2.29%
5,036	Darden Restaurants, Inc.	663,392
15,055	Domino's Pizza, Inc.	5,088,590
		5,751,982
	Household Durables - 2.52%
76,471	PulteGroup, Inc.	3,193,429
17,332	Whirlpool Corp.	3,146,105
		6,339,534
	Insurance - 7.40%
30,098	Allstate Corp.	3,808,601
18,889	Fidelity National Financial, Inc.	752,160
99,169	Loews Corp.	6,231,780
33,443	Progressive Corp.	3,590,440
38,800	Prudential Financial, Inc.	4,210,188
		18,593,169
	IT Services - 3.12%
24,560	Gartner, Inc.*	7,135,908
3,727	Jack Henry & Associates, Inc.	706,565
		7,842,473
	Media - 2.87%
8,288	Charter Communications, Inc. - Class A*	3,551,326
30,519	Fox Corp. - Class A	1,093,801
107,969	Liberty Global PLC - Class C*#+	2,558,865
		7,203,992
	Oil, Gas & Consumable Fuels - 5.96%
25,516	ConocoPhillips	2,437,288
260,393	Kinder Morgan, Inc.	4,726,134
53,021	Marathon Petroleum Corp.	4,626,612
9,566	Valero Energy Corp.	1,066,418
61,439	Williams Companies, Inc.	2,106,743
		14,963,195
	Pharmaceuticals - 1.04%
34,707	Bristol-Myers Squibb Co.	2,612,396

	Road & Rail - 3.25%
34,848	Union Pacific Corp.	8,164,538

	Semiconductors & Semiconductor Equipment - 1.81%
58,246	Intel Corp.	2,538,943
11,765	NXP Semiconductors NV*	2,010,639
		4,549,582
	Software - 3.24%
5,022	Fair Isaac Corp.*	1,875,767
85,127	Oracle Corp.	6,248,322
		8,124,089
	Specialty Retail - 3.11%
4,873	Advance Auto Parts, Inc.	972,797
1,517	AutoZone, Inc.*	2,966,448
7,990	Best Buy Co., Inc.	718,541
10,760	Lowe's Companies, Inc.	2,127,575
1,684	O'Reilly Automotive, Inc.*	1,021,430
		7,806,791
	Technology Hardware, Storage & Peripherals - 2.66%
158,011	HP, Inc.	5,787,943
10,735	Seagate Technology Holdings PLC#	880,699
		6,668,642
	Tobacco - 3.42%
154,402	Altria Group, Inc.	8,580,119
	Total Common Stocks (Cost $214,138,142)	228,652,321

	REITs - 8.39%
	Equity Real Estate Investment Trusts (REITs) - 7.60%
8,508	Boston Properties, Inc.	1,000,541
56,138	Regency Centers Corp.	3,863,979
40,752	Simon Property Group, Inc.	4,808,736
27,563	Ventas, Inc.	1,531,125
191,170	Weyerhaeuser Co.	7,880,026
		19,084,407
	Mortgage Real Estate Investment Trusts (REITs) - 0.79%
309,823	Annaly Capital Management, Inc.	1,989,064
	Total REITs (Cost $20,278,075)	21,073,471

	Total Investments in Securities (Cost $234,416,217) - 99.43%	249,725,792
	Other Assets in Excess of Liabilities - 0.57%	1,424,231
	Net Assets - 100.00%	$251,150,023

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Non-voting shares.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

O'Shaughnessy Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,351,308	$-	$-	$17,351,308
Consumer Discretionary	19,898,306	-	-	19,898,306
Consumer Staples	21,943,615	-	-	21,943,615
Energy	14,963,195	-	-	14,963,195
Financials	59,925,278	-	-	59,925,278
Health Care	28,544,166	-	-	28,544,166
Industrials	26,096,774	-	-	26,096,774
Information Technology	27,184,786	-	-	27,184,786
Materials	12,744,893	-	-	12,744,893
Total Common Stocks	228,652,321	-	-	228,652,321
REITs	21,073,471	-	-	21,073,471
Total Investments in Securities	$249,725,792	$-	$-	$249,725,792

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.